Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Fair value, financial liabilities measured on recurring basis

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	March 31,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities – warrant instruments	$-	$-	$2,756,546	$2,756,546
Derivative liabilities – Series A preferred stock	-	-	10,017,353	10,017,353
Total derivative liabilities	$-	$-	$12,773,899	$12,773,899

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2013
Derivative liabilities – warrant instruments	$-	$-	$4,089,284	$4,089,284
Derivative liabilities – Series A preferred stock	-	-	16,014,141	16,014,141
Total derivative liabilities	$-	$-	$20,103,425	$20,103,425

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2013
Derivative liabilities – warrant instruments	$-	$-	$4,089,284	$4,089,284
Derivative liabilities – Series A preferred stock	-	-	16,014,141	16,014,141
Total derivative liabilities	$-	$-	$20,103,425	$20,103,425

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2012
Derivative liabilities – warrant instruments	$-	$-	$751,914	$751,914
Derivative liabilities – Series A preferred stock	-	-	4,339,074	4,339,074
Total derivative liabilities	$-	$-	$5,090,988	$5,090,988

Fair value of the Company Level Three financial liabilities

	Significant Unobservable Inputs (Level 3)
	As of March 31, 2014	As of March 31, 2013
Beginning balance at December 31,	$(20,103,425)	$(5,090,988)
Change in fair value of derivative liabilities included in net loss for the three months ended March 31, 2014 and 2013, respectively	7,329,526	-
Ending balance at March, 31,	$(12,773,899)	$(5,090,988)

	Significant Unobservable Inputs (Level 3)
	Year Ended December 31,
	2013	2012
Beginning balance	$(5,090,988)	$-
Change in fair value of derivative liabilities included in net loss for the years ended December 31, 2013 and 2012, respectively	(12,877,675)	(3,688,353)
Additions – warrant instruments	(373,699)	(119,029)
Additions – conversion feature of Series A preferred stock	(1,761,063)	(1,283,606)
Ending balance	$(20,103,425)	$(5,090,988)

Schedule of diluted net loss per share
	Year Ended December 31,
	2013	2012
Series A Preferred stock	136,041,275	85,035,025
Common stock warrants	89,265,160	48,652,342
Common stock options	18,654,097	6,779,615
	243,960,532	140,466,982